Interests in associates, joint ventures and other investments - Summary of Aggregate Financial Performance of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of principal associates and joint ventures [line items]
Earnings/(losses) from associates (note 4)	£ 34	£ 25	£ (60)
Share of other comprehensive (loss)/income of associates	0	(1)	51
Associates and Joint Ventures
Disclosure of principal associates and joint ventures [line items]
Earnings/(losses) from associates (note 4)	36	70	(60)
Share of other comprehensive (loss)/income of associates	0	(1)	51
Share of total comprehensive earnings/(loss) of associates	£ 36	£ 69	£ (9)